Expense Example - BLACKROCK ENERGY OPPORTUNITIES FUND	May 31, 2026 USD ($)
INSTITUTIONAL
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 94
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	576
Expense Example, with Redemption, 10 Years	1,292
INVESTOR A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	653
Expense Example, with Redemption, 3 Years	930
Expense Example, with Redemption, 5 Years	1,228
Expense Example, with Redemption, 10 Years	2,072
INVESTOR C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	308
Expense Example, with Redemption, 3 Years	649
Expense Example, with Redemption, 5 Years	1,116
Expense Example, with Redemption, 10 Years	$ 2,224